Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED U S GOVERNMENT SECURITIES FUND 2-5 YEARS
Prospectus Date	rr_ProspectusDate	Mar. 31, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2012